January 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares A.I. Innovation and Tech Active ETF | BAI | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares A.I. Innovation and Tech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobiles — 3.3%
Tesla Inc.(a)	5,813	$2,351,940
Broadline Retail — 4.0%
Amazon.com Inc.(a)	12,243	2,909,916
Communications Equipment — 2.1%
Arista Networks Inc.(a)	13,194	1,520,345
Electrical Equipment — 1.9%
Vertiv Holdings Co., Class A	11,482	1,343,624
Electronic Equipment, Instruments & Components — 3.5%
Coherent Corp.(a)	19,520	1,766,365
Fabrinet(a)	3,639	786,788
		2,553,153
Industrial Conglomerates — 2.1%
Hitachi Ltd.	60,600	1,523,509
Interactive Media & Services — 14.5%
Alphabet Inc., Class A	10,341	2,109,771
Meta Platforms Inc., Class A	7,831	5,396,969
Reddit Inc., Class A(a)(b)	14,888	2,970,900
		10,477,640
IT Services — 7.6%
Cloudflare Inc., Class A(a)(b)	13,892	1,922,653
MongoDB Inc., Class A(a)	4,418	1,207,528
Snowflake Inc., Class A(a)	12,875	2,336,941
		5,467,122
Professional Services — 1.8%
Thomson Reuters Corp.	7,733	1,301,077
Semiconductors & Semiconductor Equipment — 23.8%
ARM Holdings PLC, ADR(a)	8,471	1,351,548
Astera Labs Inc.(a)	22,669	2,299,090
Broadcom Inc.	17,987	3,979,983
Marvell Technology Inc.	6,003	677,498
Micron Technology Inc.	12,057	1,100,081
Nvidia Corp.	42,395	5,090,368
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,550	2,626,966
		17,125,534
Software — 30.8%
AppLovin Corp., Class A(a)(b)	3,885	1,435,857
Security	Shares	Value
Software (continued)
Atlassian Corp., Class A, NVS(a)	5,213	$1,599,244
Cadence Design Systems Inc.(a)	7,057	2,100,304
CyberArk Software Ltd.(a)	4,303	1,596,327
Gitlab Inc., Class A(a)(b)	24,221	1,762,320
Microsoft Corp.	10,881	4,516,268
Oracle Corp.	13,019	2,214,011
Pony AI Inc., ADR, ADR(a)	70,167	923,398
Samsara Inc., Class A(a)	20,068	1,033,502
SAP SE, ADR NVS	6,598	1,821,444
ServiceNow Inc.(a)(b)	1,952	1,987,878
ServiceTitan Inc., Class A(a)	912	93,726
SimilarWeb Ltd.(a)	67,218	1,089,604
		22,173,883
Technology Hardware, Storage & Peripherals — 4.2%
Asia Vital Components Co. Ltd.	62,000	1,043,890
Pure Storage Inc., Class A(a)(b)	28,749	1,948,895
		2,992,785
Total Long-Term Investments — 99.6% (Cost: $68,121,948)		71,740,528
Short-Term Securities
Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	9,821,811	9,826,722
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	270,000	270,000
Total Short-Term Securities — 14.0% (Cost: $10,096,722)		10,096,722
Total Investments — 113.6% (Cost: $78,218,670)		81,837,250
Liabilities in Excess of Other Assets — (13.6)%		(9,819,383)
Net Assets — 100.0%		$72,017,867

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/21/24(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$9,826,722 (b)	$—	$—	$—	$9,826,722	9,821,811	$180	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	270,000 (b)	—	—	—	270,000	270,000	4,030	—
				$—	$—	$10,096,722		$4,210	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares A.I. Innovation and Tech Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$69,173,129	$2,567,399	$—	$71,740,528
Short-Term Securities
Money Market Funds	10,096,722	—	—	10,096,722
	$79,269,851	$2,567,399	$—	$81,837,250

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares